Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Event
Subsequent Event

35. Subsequent Event

On January 9, 2014, the Company delivered to the President and Chief Executive Officer of SWS a letter in which the Company proposed to acquire all of the outstanding shares of SWS common stock that it does not already own for $7.00 per share in 50% cash and 50% Company common stock. The cash portion of the offer would be funded through available cash. There is no assurance that the Company will enter into a merger agreement with SWS or that any transaction will be consummated.